ALLSTATE LIFE INSURANCE COMPANY
LAW AND REGULATION DEPARTMENT
3100 Sanders Road , Suite J5B
Northbrook, Illinois 60062-7154
Email: Angela.Bandi@allstate.com

Angela M. Bandi
Associate Counsel

September 28, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Allstate Life Insurance Company (“Registrant”)

Form S-3 Initial Registration Statement

File No. 333-_____; CIK No. 0000352736

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of a new Form S-3 registration statement (“Registration Statement”) under the Securities Act of 1933 (“Act”).

To facilitate the Commission staff’s review of the Amendment, Registrant has requested that I submit the information below.

1. Registration Statement

Registrant is filing the Registration Statement for the sole purpose of registering additional interests under a deferred annuity contract previously described in the prospectus contained in post-effective amendment no. 1 to Registrant's Form S-3 registration statement filed on April 5, 2006 (File No. 333-123847), and incorporated by reference into post-effective amendment no. 2 to Registrant's Form S-3 registration statement filed on April 20, 2006 (File No. 333-123847)("Prospectus"). These additional interests relate to the market value adjustment feature of the deferred annuity contract described in the Prospectus.

Registrant is filing the Registration Statement in accordance with Rule 413 under the Act, which requires registrants to effect the registration of additional securities of the same class through the filing of a new registration statement. Registrant notes, however, that none of the information pertaining to the securities differs from the information contained in the Prospectus.

Please note that the unsold amount of securities previously registered under File No. 333-123847 is being carried over pursuant to Rule 429(b) under the Act.

2. Timetable for Effectiveness

Registrant would like to continue to offer its securities for sale without interruption. Accordingly, Registrant would greatly appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective on or prior to October 19th, 2006.

Accordingly, Registrant hereby requests, pursuant to Rule 461 under the Securities Act, that the Commission declare the Registration Statement effective on prior to October 19th, 2006.

Registrant and its principal underwriter each have authorized me to state on its behalf that it is aware of its obligations under the Securities Act.

3. Registrant's Acknowledgment

In making its request for acceleration of this Registration Statement, Registrant hereby acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Please direct any question or comment to me at the number above. Thank you.

Very truly yours,

/s/ANGELA M. BANDI -------------------------------------
Angela M. Bandi
Associate Counsel

Enclosure